Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets
Schedule of other assets

	2024	2023

Indemnification assets	78,701	81,855
Advances	35,140	39,890
Judicial deposits	16,938	14,187
Prepaid expenses	19,761	15,820
Other FIES credits	8,982	8,674
Dividends	1,628	1,668
Deferred tax assets	-	3,233
Other assets	11,870	12,306
	173,020	177,633
Current	57,145	60,287
Non-current	115,875	117,346